Note 17 - Related Party Transactions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating Leases, Rent Expense	$ 25,422	$ 20,229
Due from Related Parties	2,500	2,300
Minority Shareholders of Subsidiaries [Member]
Operating Leases, Rent Expense	$ 600	400
Lessee Leasing Arrangements, Operating Leases, Term of Contract	10 years
Minority Shareholders of Subsidiaries [Member] | Minimum [Member]
Debt Instrument, Term	5 years
Minority Shareholders of Subsidiaries [Member] | Maximum [Member]
Debt Instrument, Term	10 years
Colliers [Member]
Operating Leases, Rent Expense	$ 300	$ 200